Income Taxes (Details) - Schedule of Effective Tax Rate of the Company’s Provision (Benefit) for Income Taxes	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
Schedule of Effective Tax Rate of the Companys Provision Benefit for Income Taxes [Abstract]
Statutory rate	21.00%	21.00%
Research and development tax credit rate difference	5.80%
Prior period unreconciled items		0.60%
Changes in valuation allowance	(26.80%)	(21.60%)
Total